Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
T. Rowe Price Africa & Middle East Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	5.32%	11.76%	(5.88%)	30.22%	(4.32%)	8.05%	(8.92%)	23.64%	5.98%	(19.19%)
T. Rowe Price International Disciplined Equity Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	1.65%	16.90%	(10.57%)	5.14%	4.37%	22.80%	(10.66%)	21.06%	4.47%	0.33%
T. Rowe Price International Discovery Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	3.67%	13.14%	(30.34%)	7.41%	38.73%	24.60%	(17.47%)	39.01%	0.95%	9.88%
T. Rowe Price International Stock Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	3.44%	16.41%	(15.74%)	1.49%	14.62%	27.90%	(13.96%)	28.18%	2.29%	(0.77%)
T. Rowe Price International Value Equity Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	7.85%	19.15%	(8.45%)	12.77%	1.63%	20.89%	(18.21%)	20.79%	0.61%	(3.13%)
T. Rowe Price Japan Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	6.18%	2.02%	(27.38%)	(10.99%)	34.59%	26.50%	(12.17%)	32.66%	11.20%	14.89%
T. Rowe Price Latin America Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	(23.06%)	34.67%	0.23%	(15.04%)	(7.56%)	21.65%	(8.23%)	29.70%	30.76%	(27.13%)
T. Rowe Price New Asia Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	6.97%	0.80%	(22.61%)	(4.29%)	29.56%	26.73%	(15.04%)	41.33%	0.90%	(5.09%)